Other Borrowings (Composition of Other Borrowings) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Total other borrowings	$ 2,118,000
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Interest rate	0.45%
FHLB Advance Due 2016-03-25 [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank borrowings	$ 645,000
Interest rate	0.45%
Mortgage Loans on Real Estate, Final Maturity Date	Mar. 25, 2016
FHLB Advance Due 2016-03-28 [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank borrowings	$ 1,473,000
Interest rate	0.45%
Mortgage Loans on Real Estate, Final Maturity Date	Mar. 28, 2016